NB Crossroads Private Markets Fund VII Advisory LP (the “Advisory Fund”) invests substantially all of its assets in NB Crossroads Private Markets Fund VII Holdings LP (the “Master Fund”). The percentage of the Master Fund’s partners’ capital owned by the Advisory Fund at June 30, 2024, was 10.37%. The Advisory Fund has included the Master Fund’s consolidated schedule of investments as of June 30, 2024, below. The Master Fund’s consolidated schedule of investments was also filed on Form NPORT-EX with the Securities and Exchange Commission on August 29, 2024.

NB Crossroads Private Markets Fund VII Holdings LP

Consolidated Schedule of Investments

As of June 30, 2024 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (37.90%)
AI Co-Investment I-A SCSp	Co-Investment	04/2023	North America	$5,359,114	$6,089,413
CB Catalyst Co-Invest, L.P.	Co-Investment	11/2022	North America	2,376,133	3,900,000
CD&R Ferdinand Co-Investor, L.P.	Co-Investment	08/2023	North America	7,687,258	10,744,839
CIHMH Holdings L.P.	Co-Investment	05/2022	North America	1,403,974	2,823,536
CIHMH Holdings II L.P.	Co-Investment	03/2023	North America	1,600,000	2,600,613
Eighth Cinven Fund (No.2) Limited Partnership	Primary	06/2024	Europe	648,173	437,360
KKR Quartz Co-Invest L.P.	Co-Investment	03/2023	North America	8,250,000	8,316,940
KMNOCH Investor, L.P. (F)	Co-Investment	11/2022	North America	5,989,740	6,000,000
Knockout Co-Invest L.P.	Co-Investment	06/2022	North America	3,831,993	6,590,785
NB Franklin LP	Co-Investment	05/2024	North America	6,010,000	6,010,000
NB Mavis Aggregator, L.P.	Co-Investment	05/2023	North America	8,251,085	8,787,994
Planet Co-Investor Holdings, L.P.	Co-Investment	02/2023	Europe	2,497,424	3,366,100
Project Alpine Co-Invest Fund, L.P.	Co-Investment	06/2022	North America	3,001,705	3,170,860
Project CS Co-Invest Fund L.P.	Co-Investment	02/2023	North America	4,133,381	5,096,719
Project Hotel California Co-Invest Fund, L.P.	Co-Investment	07/2022	North America	4,503,649	6,503,471
The Veritas Capital Fund VIII, L.P.	Primary	12/2022-04/2024	North America	8,426,421	9,191,798
TPG IX Evergreen CI II, L.P.	Co-Investment	09/2023	North America	3,558,100	4,681,820
Veritas Star Co-Investor Holdings L.P.	Co-Investment	11/2023	North America	4,418,848	4,365,991
Warburg Pincus Global Growth 14, L.P.	Primary	05/2022-06/2024	North America	6,838,337	7,579,578
WP Irving Co-Invest L.P.	Co-Investment	04/2022	North America	959,698	1,376,341
				89,745,033	107,634,158
Small and Mid-cap Buyout (55.08%)
Audax Private Equity Fund VII-B, L.P.	Primary	08/2023-04/2024	North America	5,796,694	5,654,419
BP-Miratech Holdings LLC	Co-Investment	04/2022-02/2023	North America	1,909,437	7,291,842
Bregal Unternehmerkapital IV-A SCSp	Primary	-	Europe	300,743	-
CB Offshore Technology Opportunities Fund II, Limited Partnership	Primary	02/2024-05/2024	North America	1,053,550	714,166
Centerbridge Seaport Acquisition Fund, L.P.	Co-Investment	05/2022	North America	1,245,734	1,400,000
CMP Ascent Partners LP	Co-Investment	04/2023	North America	1,874,667	2,241,691
DGS Group Holdings, L.P. (F)	Co-Investment	09/2022	North America	2,276,579	3,412,948
EDR Co-Invest Aggregator, L.P.	Co-Investment	02/2024	North America	2,544,000	3,162,866
Five Arrows Galliera Co-Invest SCSp	Co-Investment	08/2022	Europe	3,156,632	3,527,448
Francisco Partners VII-A, L.P.	Primary	-	North America	183,994	-
Harvest Partners IX (Parallel), L.P.	Primary	09/2022-12/2023	North America	3,900,873	3,471,946
KKR Malaga Co-Invest L.P.	Co-Investment	07/2023	Europe	3,995,541	4,258,104
KSL Capital Partners CV II 2, L.P.	Secondary	03/2023	North America	6,478,918	7,454,771
Lightning Holding 2 SARL	Co-Investment	03/2024	Europe	2,016,603	1,984,920
Lightyear AMP CV Holding, L.P	Secondary	04/2024	North America	7,464,845	7,395,432
Material Co-Invest LP	Co-Investment	10/2022	Europe	4,838,137	4,083,389
MDCP Insurance SPV, L.P.	Secondary	05/2023	North America	6,275,615	9,628,338
NB Convert Elevate Aggregator LP	Co-Investment	11/2023	North America	5,090,000	5,700,800
NB Convert Harp Aggregator LP	Co-Investment	11/2023	North America	2,538,285	2,863,823
NB Electron Aggregator, L.P.	Co-Investment	08/2023	North America	8,251,208	9,487,500
NB Pref Harp Aggregator LP	Co-Investment	11/2023	North America	3,071,315	3,435,060
NM Polaris Co-Invest, L.P.	Co-Investment	03/2023	North America	3,347,823	5,753,482
NSH Verisma Holdco II, L.P.	Co-Investment	10/2023	North America	2,752,624	4,540,147
Olympus FG Holdco, L.P.	Co-Investment	08/2022	North America	1,782,355	1,424,000
Providence Equity Partners (Unity) S.C.Sp	Secondary	05/2024	Europe	6,551,655	6,440,521
Searchlight Capital CF SPK, L.P.	Secondary	11/2023	North America	4,225,311	5,488,407
Searchlight Capital III CVL Co-Invest Partners II, L.P.	Co-Investment	-	North America	-	-
TA Spartan Parent, LLC (F)	Co-Investment	07/2023	North America	4,180,000	4,180,000
TA XV-B, L.P.	Primary	-	North America	-	-
THL Fund Investors (Iconic), L.P.	Co-Investment	05/2022-06/2023	North America	3,076,500	3,521,848
THL Fund IX Investors (Plymouth II), L.P.	Co-Investment	08/2023-10/2023	North America	2,574,927	2,896,515
Thoma Bravo Discover Fund IV-A, L.P.	Primary	12/2022-12/2023	North America	5,567,730	6,464,397
Trilantic Capital Partners VII Parallel L.P.	Primary	10/2023-06/2024	North America	7,722,612	8,138,084
True Wind Capital Continuation, L.P.	Secondary	03/2023-05/2023	North America	4,924,168	5,248,206
V-Co-Invest I, L.P. (G)	Co-Investment	09/2022	North America	5,044,208	6,048,668
WCAS XIV, L.P.	Primary	12/2022-03/2024	North America	6,172,961	5,340,563
WWEC Holdings LP	Co-Investment	10/2022	North America	2,510,000	3,765,000
				134,696,244	156,419,301

NB Crossroads Private Markets Fund VII Holdings LP

Consolidated Schedule of Investments

As of June 30, 2024 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (4.80%)
DIG Holdings, LLC (F)	Co-Investment	11/2022	North America	4,006,700	4,877,532
Epiris Fund III L.P.	Primary	10/2023-03/2024	Europe	2,068,669	5,352,334
Truelink-Vista A L.P.	Co-Investment	10/2022	North America	1,201,555	3,404,901
				7,276,924	13,634,767
Venture Capital (1.69%)
Accel Leaders 4 L.P.	Primary	06/2023-06/2024	North America	2,625,000	2,690,967
Battery Ventures XIV, L.P.	Primary	07/2022-04/2024	North America	2,072,000	1,830,099
Foundation Capital Leadership Fund IV, L.P. (G)	Primary	-	North America	-	-
Foundation Capital XI, L.P. (G)	Primary	05/2024	North America	303,360	275,808
Meritech Capital Partners VIII L.P.	Primary	-	North America	-	-
Meritech Capital Sidecar III L.P.	Primary	-	North America	-	-
Spark Capital Growth Fund V, L.P.	Primary	-	North America	-	-
Spark Capital VIII, L.P.	Primary	-	North America	-	-
				5,000,360	4,796,874
Money Market Fund (3.60%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio (H)				10,232,888	10,232,888
				10,232,888	10,232,888

Total Investments (cost $246,951,449) (103.08%)					292,717,988
Other Assets & Liabilities (Net) (-3.08%)					(8,727,977)
Partners' Capital - Net Assets (100.00%)					$283,990,011

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at June 30, 2024 aggregated $236,718,561. Total fair value of illiquid and restricted securities at June 30, 2024 was $282,485,100 or 99.47% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.
(G)	This investment is made through the Master Fund's wholly owned subsidiary, NB CPMF VII B LLC.
(H)	The rate is 5.09%, the annualized seven-day yield as of June 30, 2024.

Valuation of Investments

NB Crossroads Private Markets Fund VII Holdings LP the (“Master Fund”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Neuberger Berman Investment Advisers LLC (“NBIA” or the “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or the “Sub-Adviser” and together with NBIA, the “Adviser”) in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Directors of the Master Fund (the “Board”).

The Board has approved valuation procedures pursuant to which the Master Fund values its investments. In accordance with Rule 2a-5 under the Investment Company Act, the Board has designated NBIA as its Valuation Designee (the “Valuation Designee”). The Valuation Designee, with assistance from NBAA, is responsible for determining fair value in good faith for the Master Fund’s investments without readily available market quotations, subject to oversight by the Board.

It is expected that most of the Underlying Investments in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Underlying Investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the Underlying Investment. To the extent ASC 820 is applicable to an Underlying Investment, the Adviser generally will value the Master Fund’s investment based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a Co-Investment as of each quarter-end, determined by the Underlying Investment in accordance with its own valuation policies.

FASB ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund’s life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund’s results of operations and financial condition.

The following table presents the investments carried on the Consolidated Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within the valuation hierarchy as of June 30, 2024:

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$6,000,000	$101,634,158	$107,634,158
Small and Mid-cap Buyout	-	-	7,592,948	148,826,353	156,419,301
Special Situations	-	-	4,877,532	8,757,235	13,634,767
Venture Capital	-	-	-	4,796,874	4,796,874
Money Market Fund	10,232,888	-	-	-	10,232,888
Total	$10,232,888	$-	$18,470,480	$264,014,620	$292,717,988

Significant Unobservable Inputs

As of June 30, 2024, the Master Fund had investments valued at $292,717,988. The fair value of investments valued at $264,014,620 in the Master Fund's Consolidated Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of June 30, 2024.

			Unobservable Inputs
Investments	Fair Value 06/30/2024	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$6,000,000	Discounted Cashflows, Market Comparables	Discount Rate, LTM EBITDA	9.8%, 16.0x	N/A
Small and Mid-cap Buyout	4,180,000	Recent Transaction Value	Recent Transaction Value	N/A	N/A
Small and Mid-cap Buyout	3,412,948	Market Comparables	LTM EBITDA	11.0x	N/A
Special Situations	4,877,532	Market Comparables	LTM EBITDA	11.2x	N/A
Total	$18,470,480

1 Inputs weighted based on fair value of investments in range.

During the period ended June 30, 2024, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$130	$16,069

During the period ended June 30, 2024, unrealized appreciation (depreciation) and realized gains from Level 3 investments were ($33,276) and $16,069, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the period ended June 30, 2024.

The estimated remaining life of the Master Fund’s Portfolio Funds as of June 30, 2024 is one to ten years, with the possibility of extensions by each of the Underlying Investments.